SUPPLEMENT TO:
CALVERT IMPACT FUND, INC.
Calvert Small Cap Fund
Calvert Global Energy Solutions Fund
Calvert Global Water Fund
Calvert Green Bond Fund
STATEMENT OF ADDITIONAL INFORMATION
January 31, 2015, as revised October 20, 2015
Date of Supplement: November 12, 2015
Portfolio Management for Calvert Green Bond Fund
Catherine P. Roy no longer serves as a portfolio manager for Calvert Green Bond Fund. Remove all references to Ms. Roy from the section “Portfolio Manager Disclosure.”
Effective November 30, 2015, the statement of additional information is further revised as follows:
Add the following under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Funds – Calvert Green Bond Fund" on page 41 after the portfolio manager chart for Vishal Khanduja:
Calvert:
Matthew Duch

Accounts Managed (not including Calvert Green Bond Fund) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	9	0	0
Total Assets in Other Accounts Managed	$4,182,934,156	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Add the following under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Funds – Calvert Green Bond Fund" on page 41 after the portfolio manager chart for Mauricio Agudelo:
Calvert:
Brian S. Ellis, CFA

Accounts Managed (not including Calvert Green Bond Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	2	0	0
Total Assets in Other Accounts Managed	$753,567,217	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing a Fund and Other Accounts – Green Bond” on page 42, delete the heading and replace it with the following:
Calvert: Vishal Khanduja, CFA; Matthew Duch; Mauricio Agudelo; and Brian S. Ellis, CFA
Under “Portfolio Manager Disclosure – Compensation of Portfolio Managers of the Funds – Green Bond” on page 43, delete the heading and replace it with the following:
Calvert: Vishal Khanduja, CFA; Matthew Duch; Mauricio Agudelo; and Brian S. Ellis, CFA
Under “Portfolio Manager Disclosure – Compensation of Portfolio Managers of the Funds – Green Bond" on page 43, change the date in the chart heading to "October 31, 2015."
In the chart under “Portfolio Manager Disclosure – Securities Ownership of Portfolio Managers of the Funds –Green Bond" on page 44, add the following information (headings added for ease of reference):

Fund	Firm	Name of Portfolio Manager	Fund Ownership
Green Bond	Calvert	Matthew Duch	None (as of 10/31/15)
		Brian S. Ellis, CFA	None (as of 10/31/15)